Annual Total Returns - Dynamic Capital Appreciation Portfolio [BarChart] - 02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-09 - Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.64%)
Annual Return 2012	22.52%
Annual Return 2013	38.52%
Annual Return 2014	10.79%
Annual Return 2015	1.22%
Annual Return 2016	2.81%
Annual Return 2017	23.74%
Annual Return 2018	(5.00%)
Annual Return 2019	30.07%
Annual Return 2020	33.54%